First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interest - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Unrealized gains (losses) on securities
Beginning Balance		$ (5)	$ 2	$ 2	$ 1	$ 1
Pretax Gain (Loss) Amount				(7)	2	0
Tax (Benefit) Expense				0	1	0
Net-of-Tax Amount		6	1	(7)	1	0
Ending Balance				(5)	2	1
Unrealized gains (losses) on hedging activities
Beginning Balance					0	(72)
Pretax Gain (Loss) Amount						115
Tax (Benefit) Expense						43
Net-of-Tax Amount				0	0	72
Ending Balance						0
Foreign currency translation adjustment
Beginning Balance	[1]	(801)	(504)	(504)	(426)	(439)
Pretax Gain (Loss) Amount	[1]			(298)	(103)	29
Tax (Benefit) Expense	[1]			(1)	(25)	16
Net-of-Tax Amount	[1]			(297)	(78)	13
Ending Balance	[1]			(801)	(504)	(426)
Pension liability adjustments
Beginning Balance		(123)	(87)	(87)	(127)	(88)
Pretax Gain (Loss) Amount				(35)	64	(62)
Tax (Benefit) Expense				1	24	(23)
Net-of-Tax Amount		0	1	(36)	40	(39)
Ending Balance				(123)	(87)	(127)
Other comprehensive income
Accumulated loss included in other comprehensive income (loss) at beginning of the period		(929)	$ (589)	(589)	(552)	(598)
Pretax Gain (Loss) Amount				(340)	(37)	82
Tax (Benefit) Expense				0	0	36
Net-of-Tax Amount				(340)	(37)	46
Accumulated gain (loss) included in other comprehensive income (loss) at end of the period		$ (1,085)		$ (929)	$ (589)	$ (552)

[1]	Net-of-tax Foreign currency translation adjustment for the years ended December 31, 2014, 2013, and 2012 is different than the amount presented on the consolidated statements of comprehensive income (loss) by $(11) million, $1 million, and $3 million, respectively, due to the foreign currency translation adjustment related to noncontrolling interests not included above.